Cash and borrowings - Net debt (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and borrowings
Bank overdrafts, borrowings and loans - current	$ 83	$ 2
Corporate bond	2,478	2,498
Private placement notes	550	625
Borrowings	3,111	3,125
Cash and cash equivalents	(557)	(619)	$ (302)
Currency swaps		1
(Asset)/liability balance on derivatives - interest rate swaps	(11)	6
Net debt excluding lease liabilities	2,543	2,513
Non-current lease liabilities	149	135
Current lease liabilities	67	61
Net debt	2,759	2,709	$ 2,776	$ 2,535
Cash at bank	457	419
Cash equivalents	$ 100	$ 200